BUSINESS COMBINATION (Tables)	12 Months Ended
Dec. 31, 2017
High-Purity Aluminum and Light Metal
BUSINESS COMBINATION
Schedule of values of the assets and liabilities at the acquisition date

	December 31, 2014	December 31, 2015
Assets
Trade and notes receivables	19,959	47,729
Other current assets	11,808	13
Inventories	101,898	146,224
Property, plant and equipment	87,609	76,611
Intangible assets	2,139	1,347

Liabilities
Trade and notes payables	2,911	43,597
Other payables and accrued expenses	3,791	137,539
Interest bearing loans and borrowings	191,707	65,000

Net assets	25,004	25,788
Difference recognized in equity		11,874
		37,662

Cash		37,662
Total purchase consideration		37,662

Bayer aluminum production line
BUSINESS COMBINATION
Schedule of values of the assets and liabilities at the acquisition date

	December 31, 2015	January 1, 2016
Assets
Property, plant and equipment	328,354	328,354

Liabilities
Other payables and accrued expenses	1,488	1,488

Net assets	326,866	326,866
Difference recognized in equity	—	11,418
	—	338,284

Cash	—	161,962
Carrying values of assets disposed of	—	176,322
Total purchase consideration	—	338,284

Pseudoboehmite and activated silicon powder production lines
BUSINESS COMBINATION
Schedule of values of the assets and liabilities at the acquisition date

	December 31,	July 5,
	2015	2016
Assets
Property, plant and equipment	29,966	28,860

Liabilities
Other payables and accrued expenses	2,503	—

Net assets	27,463	28,860
Difference recognized in equity		14,201
		43,061

Cash		43,061
Total purchase consideration		43,061

Chinalco Shanghai
BUSINESS COMBINATION
Schedule of values of the assets and liabilities at the acquisition date

	December 31,	September 9,
	2015	2016

Assets
Property, plant and equipment	414,766	494,725
Land use rights	742,771	731,967
Inventories	22	15
Other current assets	916	1,425
Restricted cash and time deposits	51,500	70,500
Cash and cash equivalents	1,156	2,164

Liabilities
Interest bearing loans and borrowings	241,118	330,549
Trade and notes payables	147	29
Other payables and accrued expenses	1,598	1,951

Net assets	968,268	968,267
Non-controlling interests		387,307
Net assets acquired		580,960
Difference recognized in equity		1,532,801
		2,113,761

Satisfied by cash		2,113,761
Total purchase consideration		2,113,761

Xinghua Technology
BUSINESS COMBINATION
Schedule of values of the assets and liabilities at the acquisition date

	December 31,	December 31,
	2015	2016

Assets
Property, plant and equipment	978,596	1,134,185
Land use rights	—	8,339
Other non-current assets	1,474	8,334
Trade and notes receivables	2,423	5,471
Inventories	164,262	170,986
Other current assets	89,626	86,283
Restricted cash and time deposits	15,000	184,060
Cash and cash equivalents	1,910	19,828

Liabilities
Interest bearing loans and borrowings (non-current)	34,086	14,909
Other non-current liabilities	47,900	43,921
Interest bearing loans and borrowings (current)	338,393	354,181
Trade and notes payables	230,235	484,755
Other payables and accrued expenses	329,184	398,239
Income tax payable	—	9,919

Net assets	273,493	311,562
Non-controlling interests		105,931
Net assets acquired		205,631
Difference recognized in equity		309,890
		515,521

Satisfied by cash		515,521
Total purchase consideration		515,521

Qingdao Light Metal
BUSINESS COMBINATION
Schedule of values of the assets and liabilities at the acquisition date

	December 31,	December, 29
	2016	2017

Assets
Investment properties	10,742	10,425
Property, plant and equipment	290,579	278,309
Land use rights	20,722	20,195
Inventories	29,446	49,489
Other current assets	2,934	3,978
Trade and notes receivables	29,748	98,957
Cash and cash equivalents	5,688	10,924

Liabilities
Trade and notes payables	64,900	97,681
Other payables and accrued expenses	10,641	66,042
Interest-bearing loans and borrowings	167,000	167,000

Net assets	147,318	141,554
Other equity instruments	138,670	138,670
	8,648	2,884

Difference recognized in equity	—	158,848

Total purchase consideration		161,732

Shanxi Aluminum Sewage Treatment Plant
BUSINESS COMBINATION
Schedule of values of the assets and liabilities at the acquisition date

	December 31,	December 31,
	2016	2017

Assets
Property, plant and equipment	52,001	48,995

Liabilities
Other payables and accrued expenses	—	—

Net assets	52,001	48,995
Difference recognized in equity		1,063
Total purchase consideration		50,058

Yinxing Power
BUSINESS COMBINATION
Schedule of values of the assets and liabilities at the acquisition date

August 31, 2017
Fair value
Assets
Property, plant and equipment	3,594,970
Land use right	31,833
Intangible assets	188
Other current assets	312,840
Inventories	35,349
Trade and notes receivables	162,093
Cash and cash equivalents	255,152

Liabilities
Deferred tax liabilities	(40,706)
Interest-bearing loans and borrowings	(2,514,800)
Other payables and accrued expenses	(186,782)
Trade and notes payables	(800,438)

Net assets	849,699

Non-controlling interests	416,353

Net assets acquired	433,346

Goodwill	—

Satisfied by cash	—

Summary of equity interest acquired before acquisition

August 31, 2017
Initial investment cost	316,200

Investment income recognized under the equity method	(494)

The book value of the investment in 51% equity of Yinxing Power on the merger date	315,706

The fair value of the investment in 51% equity of Yinxing Power on the merger date (Note)	433,346

Gain on previously held equity interest remeasured at acquisition-date fair value	117,640

Summary of analysis of cash flows in respect of acquisition

RMB’000

Cash consideration	—
Cash and bank balances acquired	255,152

Net inflow of cash and cash equivalents included in cash flows from investing activities	255,152

Schedule of operating results and cash flows since the merger date to the end of the year

RMB’000

Revenue	578,117

Profit for the year	96,756

Net cash flows	36,024